Investment Objectives and Goals	Jul. 01, 2026
Hotchkis & Wiley Large Cap Disciplined Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Large Cap Disciplined Value Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
Hotchkis & Wiley Global Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Global Value Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
Hotchkis & Wiley Large Cap Fundamental Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Large Cap Fundamental Value Fund
Objective [Heading]	Investment Objectives.
Objective, Primary [Text Block]	The Fund seeks current income and long-term growth of income,
Objective, Secondary [Text Block]	as well as capital appreciation.
Hotchkis and Wiley International Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	International Value Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
Hotchkis & Wiley Mid-Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Mid-Cap Value Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
IHotchkis and Wiley International Small Cap Diversified Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	International Small Cap Diversified Value Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
Hotchkis & Wiley Small Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Small Cap Value Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
Hotchkis & Wiley Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Opportunities Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
Hotchkis & Wiley Small Cap Diversified Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Small Cap Diversified Value Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
Hotchkis & Wiley High Yield Fund
Prospectus [Line Items]
Risk/Return [Heading]	High Yield Fund
Objective [Heading]	Investment Objectives.
Objective, Primary [Text Block]	The Fund seeks high current income
Objective, Secondary [Text Block]	combined with the opportunity for capital appreciation to maximize total return.
Hotchkis & Wiley SMID Cap Diversified Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	SMID Cap Diversified Value Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
ETF Class Shares | Hotchkis & Wiley Global Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Global Value Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
ETF Class Shares | Hotchkis and Wiley International Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	International Value Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
ETF Class Shares | Hotchkis & Wiley Mid-Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Mid-Cap Value Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
ETF Class Shares | IHotchkis and Wiley International Small Cap Diversified Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	International Small Cap Diversified Value Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
ETF Class Shares | Hotchkis & Wiley Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Opportunities Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
ETF Class Shares | Hotchkis & Wiley High Yield Fund
Prospectus [Line Items]
Risk/Return [Heading]	High Yield Fund
Objective [Heading]	Investment Objectives.
Objective, Primary [Text Block]	The Fund seeks high current income
Objective, Secondary [Text Block]	combined with the opportunity for capital appreciation to maximize total return.